Label	Element	Value
(ALLSPRING FUNDS TRUST) | (Allspring Money Market Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
(ALLSPRING FUNDS TRUST) | (Allspring Money Market Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(ALLSPRING FUNDS TRUST) | (Allspring National Tax-Free Money Market Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
(ALLSPRING FUNDS TRUST) | (Allspring National Tax-Free Money Market Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(ALLSPRING FUNDS TRUST) | (Allspring Heritage Money Market Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
(ALLSPRING FUNDS TRUST) | (Allspring Heritage Money Market Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.